Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of operating segments [line items]
Capital expenditures accrual basis	$ 1,313	$ 1,145
Total of capital expenditures and equipment costs (net)	1,307	1,183
Additions to property, plant and equipment	1,127	999
Additions to equipment costs (net)	49	73
Additions to other intangibles	131	111
Less: Proceeds on disposal of property, plant and equipment	(9)
Wireline [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	970	890
Equipment costs (net of revenue)	54	80
Wireless [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	343	255
Operating segments
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	1,367	1,225
Increase in working capital and other liabilities related to capital expenditures	65	35
Decrease in customer equipment financing receivables	4	7
Less: Proceeds on disposal of property, plant and equipment	(9)
Operating segments | Wireline [Member]
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	1,024	970
Operating segments | Wireless [Member]
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 343	$ 255